Organization and Nature of Operations (Details) shares in Millions	12 Months Ended
	Dec. 31, 2017 mi item milliontonnes / yr bcf / d Bcfe trains shares m³	Dec. 31, 2016
Organization and Nature of Operations [Line Items]
Regasification Capacity | bcf / d	4.0
General Partner Ownership Interest Percentage	2.00%	2.00%
Sabine Pass LNG Terminal [Member]
Organization and Nature of Operations [Line Items]
Number of Liquefaction LNG Trains | trains	6
Train Nominal Capacity	4.5
Number Of LNG Storage Tanks | item	5
Storage Capacity | Bcfe	16.9
Number of marine berths | item	2
Volume Of Vessel | m³	266,000
Regasification Capacity | bcf / d	4.0
Sabine Pass LNG Terminal [Member] | Minimum [Member]
Organization and Nature of Operations [Line Items]
Train Nominal Capacity	4.3
Sabine Pass LNG Terminal [Member] | Maximum [Member]
Organization and Nature of Operations [Line Items]
Train Nominal Capacity	4.6
CTPL [Member]
Organization and Nature of Operations [Line Items]
Length Of Natural Gas Pipeline | mi	94
Cheniere [Member] | Cheniere Partners [Member]
Organization and Nature of Operations [Line Items]
General Partner Ownership Interest Percentage	100.00%
Cheniere [Member] | Cheniere Partners [Member] | Common Units [Member]
Organization and Nature of Operations [Line Items]
Partners Capital Account, Units, Units Held | shares	104.5
Cheniere [Member] | Cheniere Partners [Member] | Subordinated Units [Member]
Organization and Nature of Operations [Line Items]
Partners Capital Account, Units, Units Held | shares	135.4
Cheniere [Member] | Cheniere Holdings [Member]
Organization and Nature of Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	82.70%